Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2018
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 266,584	$ 260,310
Less: Accumulated depreciation	(107,037)	(88,453)		$ (122,383)
Property and equipment, net	159,547	171,857		$ 175,322
Depreciation expense	28,500	29,600	$ 23,200
Land
Property, Plant and Equipment [Line Items]
Gross property and equipment	3,785	3,189
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Gross property and equipment	18,625	18,520
Computer equipment and software
Property, Plant and Equipment [Line Items]
Gross property and equipment	55,793	47,313
Office equipment, furniture, and fixtures
Property, Plant and Equipment [Line Items]
Gross property and equipment	5,035	6,250
Dock, warehouse, and other equipment
Property, Plant and Equipment [Line Items]
Gross property and equipment	9,259	8,852
Tractors and trailers
Property, Plant and Equipment [Line Items]
Gross property and equipment	144,260	147,015
Aircraft fleet and rotable spare parts
Property, Plant and Equipment [Line Items]
Gross property and equipment	$ 29,827	$ 29,171